Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 44,647	$ 64,345
Total	$ 44,647	$ 64,345	$ 67,931	$ 98,923